Document and Entity Information	Aug. 18, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 18, 2021
Entity Registrant Name	KEARNY FINANCIAL CORP.
Entity Central Index Key	0001617242
Entity Emerging Growth Company	false
Entity File Number	001-37399
Entity Incorporation State Country Code	MD
Entity Tax Identification Number	30-0870244
Entity Address, Address Line One	120 Passaic Avenue
Entity Address, City or Town	Fairfield
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07004
City Area Code	(973)
Local Phone Number	244-4500
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.01 par value
Trading Symbol	KRNY
Security Exchange Name	NASDAQ